Angel Oak Mortgage Trust 2025-1 ABS-15G

Exhibit 99.33

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2025010653	XXX	XXX	2	2	1	1	Low LTV/CLTV/HCLTV - LTV is XXX%, up to XXX% acceptable; Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX documented.;	XXX Unacceptable transaction type - The subject loan is a payoff of contract for deed, ineligible per the guidelines. , Client Comment: XXX - XXX Investor Acknowledged Exception. Compensating factors noted: LTV < XXX%, XXX payment history, reserves > XXX months required.	XXX Income Documentation is Insufficient - Per the appraisal, the subject property is XXX. It appears the borrower rents it out as a short term rental after a period of renovation. There is a worksheet in the file (p361) that appears to be a breakdown of rents received, but there is no evidence of these payments and they do not appear to cover XXX months. No copy of the Air XXX Rentalizer report referenced. Per guidelines for a refinance, the short term rental income calculation must be based on a XXX month income statement from the owner's third-party management company or online market place. Appraiser documented home improvements since purchase p53, but no exception in the file to use market rent or XXX Rentalizer calculation for a refinance as required per the guideline. - XXX - Recd XXX transaction history through XXX. XXX month average is $XXX which results in DSCR XXX. Borrower qualifies at this DSCR.

XXX Missing Copy of Quit Claim Deed - Warranty Deed in the file is made from XXX to XXX LLC.  Borrower signed the Note and XXX per the Deed of Trust as an individual. Quit claim from XXX LLC to XXX (pg 198).  Missing evidence the borrower is the XXX member of XXX XXX LLC. - XXX - Recd operating agreement confirming borrowers XXX% XXX (llc).

XXX Unacceptable Mortgage History - Missing original contract for deed from XXX, only the modification completed in XXX is in the file (p293).  The Modification does not address what terms of the contract that were modified, modifications involving rate or principal forgiveness are not eligible. - XXX - Exception is cleared with the attached Contract for Deed. Modification was an extension of the original XXX note.  Per the VOM the mortgage was paid as agreed reflecting no lates.  Modification was not due to adverse payment history but is noted as a credit event.

XXX Missing Hazard Insurance Proof of Premium - Unable to verify if the hazard insurance is paid in full.  There is no payment on the final XXX, and the certificate of insurance does not address billing.  There is a screenshot indicating an outstanding payment of $XXX (p308) but unable to connect this to the XXX policy - no policy information appears, the total policy premium of $XXX/total cost $XXX does not match the premium on the certificate of insurance p314, $XXX. - XXX - Exception is cleared with the attached email correspondence for the insurance agent confirming policy premium, borrower is paying in monthly installments, and that the borrower is current on payments.

XXX Payoff/Demand Statement has a discrepancy in the data - Missing updated payoff from XXX, the payoff in the file (p194) is from XXX for XXX mortgage.  The amount paid on the final CD is $XXX higher than the amount on the payoff statement, no payoff to support this figure.  Payoff amount on CD is $XXX, payoff reflects $XXX (pg 194).    - XXX - Exception is cleared with the attached statement reflecting the breakdown of payoff.

2025010650	XXX	XXX	2	1	1	2	Verified reserves - XXX months reserves or $XXX required, borrowers have XXX months or $XXX documented.; Verified credit history - FICO XXX, minimum required XXX.; Income verified was not used in qualifying - Borrower 1 has a XXX job with XXX LLC documented by a Work Number VOI, XXX year history. $XXX
average income prior year plus year to date, not used to qualify.;	XXX Non-Warrantable Condominium - The subject XXX project has active XXX. Damages have not been determined so the insurer cannot confirm the damages will be covered by the policy. Litigation is between the buyer and seller of unit XXX for property disclosure misrepresentation including lack of heating and ceiling insulation, resulting in noise nuisance. Project Association is also named as a defendant in this XXX. In addition, the XXX budget does not include a line item to fund reserves. , Client Comment: Investor acknowledged exception p176	XXX Missing proof of XXX payment on non-subject property - Missing evidence of the XXX premium on XXX, insurance declarations in the file (p435) does not disclose the premium amount. Final 1003 indicates $XXX ($XXX total minus $XXX and $XXX tax p434), monthly payment on the bank statement appears to be $XXX (p407/408). -XXX - Exception is cleared with the attached documented tax, insurance, and HOA liabilities for non-subject REO. Note: Borrower has XXX

XXX HOA Payment is not verified - Missing verification of the special assessment bringing HOA dues to $XXX, as reflected on the 1008 p327.  Appraisal reflects $XXX (p802), XXX documents state a special assessment is applicable starting in XXX (p761) but does not provide the amount. - XXX - Exception is cleared with the post-consummation dated printout from XXX reflecting HOA fees of $XXX. Qualifying payment of $XXX > Actual HOA Fee of $XXX, as per appraisal, plus XXX% increase for special assessments (pg 766). Subsequent special assessment was still in planning stages, as per email in file (pg 761). Lender used most conservative approach using best information available at the time.

2025010648	XXX	XXX	1	1	1	1	Verified credit history - FICO XXX, minimum required XXX;	XXX Missing Evidence of Liquidation of Assets for Cash to Close - Missing Evidence of Liquidation of Assets for Cash to Close. Cash to close per final CD p63 $XXX, available liquid assets $XXX.
 Stock/brokerage/XXX balances $XXX + $XXX+ $XXX + $XXX from XXX total $XXX less required reserves $XXX.  Assets needed for cash to close $XXX, XXX% is $XXX which exceeds the available assets.  Balances available for assets are not sufficient to meet the XXX waiver of evidence of liquidation.  (XXX accounts were used as asset utilization income). - XXX - Exception re-reviewed and cleared. Total balances of all accounts > XXX% cash required to close, as per agency.

XXX Missing Final XXX - Missing final CD.  Subject is in a dry funding state.  Fees on the final CD dated XXX p63 do not match the final XXX settlement statement p132.- XXX reflects notary fee $XXX, CD reflects $XXX
XXX reflects recording charges $XXX, CD reflects $XXX. - XXX Final CD received.

2025010649	XXX	XXX	1	1	1	1	Verified credit history - XXX representative credit score when guideline required XXX (matrix, pg. 10/15).; Low DTI - Low XXX% DTI when guideline allows up to XXX%. ; Low LTV/CLTV/HCLTV - XXX% CLTV < XXX% Max Allowed.;	XXX Missing Loan Approval Date - Missing lender approval, only the unsigned 1008 (p622) and pre-approval letter (p422) are in the file. 1008 appears to be non-final, income of $XXX does not match to the income calculator worksheet of $XXX resulting in a DTI variance > XXX%. - XXX Lender loan approval received.

XXX Asset Documentation is Insufficient - Business assets totaling $XXX were used for cash to close. XXX letter in file states, use of business funds will negatively affect daily operations (pg 136). Per XXX, Cash from a XXX account may be acceptable provided the funds are not required to service the business' current liabilities. - XXX - Exception is cleared with the attached updated XXX letter, use of business funds will NOT negatively affect daily operations.

2025010647	XXX	XXX	1	1	1	1				Verified housing payment history - Borrower has XXX for XXX months which exceeds minimum XXX months required per guidelines.; Disposable Income - Borrower has $XXX in disposable income.;
2025010643	XXX	XXX	2	2	1	1	Verified reserves - Total reserves required XXX, total reserves verified $XXX.; Verified credit history - XXX fico w/a minimum requirement of XXX.; Verified housing payment history - XXX mths of mtg history verified XXX per XXX.;	XXX Back-end Ratio exception (DTI) - Approved DTI XXX%, Review DTI XXX%. Variance is due to review excluding rental income from the departing residence due to conflicting information. Max allowed DTI per guidelines is XXX%., Compensating Factors: Verified reserves (EV2/B Review DTI is more than XXX% less than the max allowed. Borrower's have more than XXX mths in verified reserves.)	XXX HOA Payment is not verified - Missing verification of XXX dues for XXX. Per the XXX Central Appraisal District (pg 379) subject is zoned as a XXX District. - XXX - Exception is cleared with the attached HOA paid receipt. NOTE: Online search confirms HOA name is related to the property.

2025010644	XXX	XXX	2	1	2	1	Low DTI - XXX% DTI is below maximum XXX% per guidelines.; Disposable Income - Borrower has $XXX in disposable income.;	XXX Final XXX Outside Tolerance of .XXX from APR XXX Business Days Prior to Closing - Initial CD issued XXX noted an XXX of XXX%.
Final CD issued XXX noted an XXX of XXX%, a difference of XXX%., Client Comment: XXX/XXX Non-Material, benefit to borrower. XXX Decreased.	XXX Unacceptable Mortgage History - Missing documentation to verify XXX months proof of housing history payment XXX cancelled checks, bank debits or XXX for XXX XXX. Rent per 1003 $XXX. - XXX- "VOR/Rental History not required per XXX Findings. Please advise." -- Agree, loan underwritten to XXX is acceptable per lender guidelines.

2025010645	XXX	XXX	2	2	1	1				Established credit history - Active credit dates back to XXX with no reported default. Closed credit dates back to XXX.; Low DTI - DTI is XXX%, up to XXX% acceptable;	XXX Discrepancy between 1003 and documentation stated and/or verified in file - Subject is closed as a primary residence, however the final 1003 schedule of REO reflects the intended occupancy for XXX XXX is as primary residence (p15)., Compensating Factors: Established credit history (XXX cert certifies occupancy as owner occupied. )